UNITED STATES
SECURITIES AND EXCHANGE COMMISION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (check only one):
[  ] is a restatement;
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: ValueWorks LLC
Address: 1450 Broadway, 42nd fl, New York, NY  10018
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager: Steven Zell
Title: Director of Operations
Phone: 212 819 1818

Signature:       Place:          Date of signing:
Steven Zell      NewYork NY	 August 10, 2005

Report Type (Check only one.):
[X]13F HOLDINGS REPORT;
[ ] 13F NOTICE;
[ ]13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:0
Form 13F Information Table Entry Total: 38
Form 13F Information Table Value Total: $147,451

List of Other Included Managers: N/A

FORM 13F INFORMATION TABLE

                                                       VALUE      SHARES/    SH/   PUT/   INVSMNT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP      (x$100)    PRN AMT     PRN   CALL   DSCRETN  MANAGERS  SOLE  SHARED  NONE


AT&T CORP                     COM       001957505      8,162    33328     SH         SOLE            33328
BAXTER INTL INC               COM       071813109     51,718   137364     SH         SOLE           137364
BLOCK H&R INC                 COM       093671105      3,437    14000     SH         SOLE            14000
BOEING CO                     COM       097023105     82,007   116753     SH         SOLE           116753
CHESAPEAKE ENERGY CORP        COM       165159104    101,487   319844     SH         SOLE           319844
CONSECO INC                   COM       208464123     33,734   145593     SH         SOLE           145593
EARTHLINK INC                 COM       270321102     21,485   193383     SH         SOLE           193383
EXXON MOBIL CORP              COM       30231G102      7,344    13074     SH         SOLE            13074
FEDERAL HOME LN MTG CORP      COM       313400301     79,811   122129     SH         SOLE           122129
GENERAL MTRS CORP             COM       370442105     35,578   183202     SH         SOLE           183202
MAUI LD & PINEAPPLE INC       COM       577345101     34,227   100875     SH         SOLE           100875
MCI INC                       COM       552691107     34,658   175662     SH         SOLE           175662
MERCK & CO INC                COM       589331107      4,634    14568     SH         SOLE            14568
NATIONAL OILWELL VARCO INC    COM       637071101     45,696    72881     SH         SOLE            72881
NCR CORP NEW                  COM       62886E108     41,465   122172     SH         SOLE           122172
NEWS CORP                     CL A      65248E104     14,139    90925     SH         SOLE            90925
PFIZER INC                    COM       717081103     64,305   275751     SH         SOLE           275751
QUALCOMM INC                  COM       747525103     20,829    48350     SH         SOLE            48350
QUESTAR CORP                  COM       748356102     63,581    83991     SH         SOLE            83991
ROWAN COS INC                 COM       779382100     83,639   234677     SH         SOLE           234677
SABRE HLDGS CORP              CL A      785905100     48,028   199205     SH         SOLE           199205
SCHERING PLOUGH CORP          COM       806605101     64,018   307043     SH         SOLE           307043
SONY CORP                     COM       835699307     87,754   215082     SH         SOLE           215082
SPRINT CORP                   COM       852061100     49,359   211299     SH         SOLE           211299
SUN MICROSYSTEMS INC          COM       866810104     78,358  1870114     SH         SOLE          1870114
UNION PAC CORP                COM       907818108     21,665    26909     SH         SOLE            26909
WACHOVIA CORP 2ND NEW         COM       929903102     88,617   167645     SH         SOLE           167645
DISNEY WALT CO                COM       254687AU0     62,200   259493     SH         SOLE           259493
WASHINGTON MUT INC            COM       939322103     34,309    78871     SH         SOLE            78871
WASTE MGMT INC DEL            COM       94106L109     14,188    46749     SH         SOLE            46749
WILLIAMS COS INC DEL          COM       969457100     65,321   281920     SH         SOLE           281920
DELPHI FINL GROUP INC         CL A      247131105     21,997   494320     SH         SOLE           494320
GENERAL MTRS CORP             DEB SR CON370442733      6,765  1025000     SH         SOLE          1025000
